Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of employee benefits

	12.31.2025	12.31.2024
Liabilities
Short-term employee benefits	2,722	1,517
Termination benefits	91	72
Post-employment benefits	16,359	11,398
Total	19,172	12,987
Current	3,805	2,315
Non-current	15,367	10,672

Schedule of short term employee benefits

	12.31.2025	12.31.2024
Accrued vacation	610	519
Profit sharing	677	384
Performance award program	717	349
Salaries and related charges and other provisions	718	265
Total	2,722	1,517
Current	2,706	1,486
Non-current (1)	16	31
(1) Remaining balance relating to the four-year deferral of the variable compensation program of executive officers and the upper management.

Schedule of recognized the statement of income

Expenses recognized in the statement of income	2025	2024	2023
Salaries, accrued vacations and related charges (1)	(4,287)	(3,652)	(3,478)
Management fees and charges	(17)	(14)	(14)
Variable compensation programs (2)	(1,360)	(932)	(1,011)
Performance award program (3)	(697)	(468)	(416)
Profit sharing (3)	(663)	(464)	(595)
Total	(5,664)	(4,598)	(4,503)
(1) Includes the amount of the bonus approved under the Collective Bargaining Agreement recognized as Other income and expenses – see note 11.
(2) Includes adjustments to provisions related to previous years.
(3) Amount recognized as other income and expenses - see note 11.

Schedule of post employment benefits

	12.31.2025	12.31.2024
Liabilities
Health Care Plan - Saúde Petrobras	11,661	7,499
Subtotal - health care plan	11,661	7,499
Petros Pension Plan - Renegotiated (PPSP-R)	2,734	2,289
Petros Pension Plan - Non-renegotiated (PPSP-NR)	946	779
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	513	395
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	501	379
Petros 2 Pension Plan (PP-2)	4	57
Subtotal - pension plans	4,698	3,899
Total	16,359	11,398
Current	1,036	808
Non-current	15,323	10,590

Schedule of other characteristics

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, covering employees and former employees coming from new contests that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime defined benefit monthly payments: based on the Nationwide Consumer Price Index	Undefined benefit monthly payments: based on the variation of individual account quota.
Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular parity contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that cover expected cost of the plans in the long term; and	normal contributions that cover expected cost of the plans in the long term.	i) normal contributions that cover expected cost of the plans in the long term; and	normal contributions that cover expected cost of the plans in the long term.	i) normal contributions that cover expected cost of the plans in the long term; and
	ii) extraordinary contributions that cover additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that cover additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that cover additional costs derived from actuarial deficits as provided for in the future.

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Deficit Settlement Plan (PED) (1)	Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-R in 2021. On April 1, 2023, this plan was implemented, following a favorable decision held on March 17, 2023 by the SEST.	N/A	Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-NR in 2022. On April 1, 2025, this plan was implemented, following a favorable decision held on April 09, 2025 by the SEST.	N/A	N/A	PP3
Debt Assumption Instrument relating to Deficit Settlement Plan 2015 (PED 2015) - referring to contributions not previously made due to court injunctions. (1)	Financial obligations with a principal amounting to US$91 at 12/31/2025.	N/A	Financial obligations with a principal amounting to US$33 at 12/31/2025.	N/A	N/A	N/A
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation (1)	Financial obligations amounting to US$98 at 12/31/2025.	Financial obligations amounting to US$596 at 12/31/2025.	Financial obligations settled early in 2021.	Financial obligations amounting to US$535 at 12/31/2025.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 2028.
(1) These obligations are recorded in these financial statements, within actuarial liabilities.

Schedule of changes in the actuarial liabilities

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,733	3,773	1,128	11,661	28,295
(-) Fair value of plan assets	(8,486)	(2,325)	(1,124)	−	(11,935)
Net actuarial liability as of December 31, 2025	3,247	1,448	4	11,661	16,360
Changes in the net actuarial liability
Balance as of January 1, 2025	2,684	1,158	58	7,498	11,398
Recognized in the Statement of Income	368	158	7	1,214	1,747
Current service cost	4	−	−	166	170
Net interest	364	158	7	1,048	1,577
Recognized in Equity - other comprehensive income	244	106	(53)	2,565	2,862
(Gains)/losses arising from the remeasurement	244	106	(53)	2,565	2,862
Cash effects	(380)	(123)	(14)	(545)	(1,062)
Contributions paid	(351)	(106)	(14)	(545)	(1,016)
Payments related to Term of financial commitment (TFC)	(29)	(17)	−	−	(46)
Other changes	331	149	6	929	1,415
Translation Adjustment	331	149	6	929	1,415
Balance at December 31, 2025	3,247	1,448	4	11,661	16,360
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	9,992	3,233	874	7,498	21,597
(-) Fair value of plan assets	(7,308)	(2,075)	(816)	−	(10,199)
Net actuarial liability as of December 31, 2024	2,684	1,158	58	7,498	11,398
Changes in the net actuarial liability
Balance as of January 1, 2024	4,740	1,799	181	9,662	16,382
Recognized in the Statement of Income	399	153	13	2,369	2,934
Past service cost (2)	−	−	−	1,291	1,291
Current service cost	10	2	−	198	210
Net interest	389	151	13	880	1,433
Recognized in Equity - other comprehensive income	(1,053)	(281)	(84)	(1,861)	(3,279)
(Gains)/losses arising from the remeasurement (2)	(1,053)	(281)	(84)	(1,861)	(3,279)
Cash effects	(382)	(121)	(13)	(485)	(1,001)
Contributions paid	(355)	(108)	(13)	(485)	(961)
Payments related to Term of financial commitment (TFC)	(27)	(13)	−	−	(40)
Other changes	(1,020)	(392)	(39)	(2,187)	(3,638)
Translation Adjustment	(1,020)	(392)	(39)	(2,187)	(3,638)
Balance at December 31, 2024	2,684	1,158	58	7,498	11,398
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) Effects of the intermediate remeasurement made in the second quarter of 2024 on the health care plan, which changed the cost-sharing arrangement.

Schedule of changes in present value of the obligation

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	9,992	3,233	874	7,498	21,597
Recognized in the Statement of Income	1,374	442	120	1,214	3,150
Interest expense	1,370	442	120	1,048	2,980
Service cost	4	−	−	166	170
Recognized in Equity - other comprehensive income	106	33	90	2,565	2,794
Remeasurement: Experience (gains) / losses	(98)	(24)	64	(152)	(210)
Remeasurement: (gains) / losses - demographic assumptions	−	−	(4)	(12)	(16)
Remeasurement: (gains) / losses - financial assumptions	204	57	30	2,729	3,020
Others	261	65	44	384	754
Benefits paid, net of assisted contributions	(1,018)	(348)	(81)	(542)	(1,989)
Contributions paid by participants	22	5	16	−	43
Translation Adjustment	1,257	408	109	926	2,700
Present value of obligations at the end of the year	11,733	3,773	1,128	11,661	28,295
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	14,941	4,806	1,357	9,662	30,766
Recognized in the Statement of Income	1,241	397	112	2,369	4,119
Interest expense	1,231	395	112	880	2,618
Service cost	10	2	−	1,489	1,501
Recognized in Equity - other comprehensive income	(1,949)	(577)	(233)	(1,861)	(4,620)
Remeasurement: Experience (gains) / losses	(8)	15	190	(464)	(267)
Remeasurement: (gains) / losses - demographic assumptions	−	−	7	1	8
Remeasurement: (gains) / losses - financial assumptions	(1,941)	(592)	(430)	(1,398)	(4,361)
Others	(4,241)	(1,393)	(362)	(2,672)	(8,668)
Benefits paid, net of assisted contributions	(999)	(354)	(79)	(488)	(1,920)
Contributions paid by participants	24	5	16	−	45
Translation Adjustment	(3,266)	(1,044)	(299)	(2,184)	(6,793)
Present value of obligations at the end of the year	9,992	3,233	874	7,498	21,597
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of changes in the fair value of plan assets

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	7,308	2,075	816	−	10,199
Recognized in the Statement of Income	1,006	284	113	−	1,403
Interest income	1,006	284	113	−	1,403
Recognized in Equity - other comprehensive income	(138)	(73)	143	−	(68)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(138)	(73)	143	−	(68)
Cash effects	380	123	14	545	1,062
Contributions paid by the sponsor (Company)	351	106	14	545	1,016
Term of financial commitment (TFC) paid by the Company	29	17	−	−	46
Other Changes	(70)	(84)	38	(545)	(661)
Contributions paid by participants	22	5	16	−	43
Benefits paid, net of assisted contributions	(1,018)	(348)	(81)	(542)	(1,989)
Translation Adjustment	926	259	103	(3)	1,285
Fair value of plan assets at the end of the year	8,486	2,325	1,124	−	11,935
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	10,201	3,007	1,176	−	14,384
Recognized in the Statement of Income	842	244	99	−	1,185
Interest income	842	244	99	−	1,185
Recognized in Equity - other comprehensive income	(896)	(296)	(149)	−	(1,341)
Cash effects	382	121	13	485	1,001
Contributions paid by the sponsor (Company)	355	108	13	485	961
Term of financial commitment (TFC) paid by the Company	27	13	−	−	40
Other Changes	(3,221)	(1,001)	(323)	(485)	(5,030)
Contributions paid by participants	24	5	16	−	45
Benefits paid, net of assisted contributions	(999)	(354)	(79)	(488)	(1,920)
Translation Adjustment	(2,246)	(652)	(260)	3	(3,155)
Fair value of plan assets at the end of the year	7,308	2,075	816	−	10,199
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of pension plan assets by type of asset

				2025		2024
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	−	975	975	8%	954	9%
Fixed income	3,150	6,565	9,715	81%	7,930	78%
Government bonds	348	6,563	6,911	−	6,153	−
Fixed income funds	2,486	−	2,486	−	1,162	−
Other investments	316	2	318	−	615	−
Variable income	139	171	310	3%	479	5%
Common and preferred shares	139	−	139	−	324	−
Other investments	−	171	171	−	155	−
Structured investments	139	28	167	2%	173	2%
Real estate properties	−	481	481	4%	418	4%
	3,428	8,220	11,648	98%	9,954	98%
Loans to participants	−	287	287	2%	245	2%
Fair value of plan assets at the end of the year	3,428	8,507	11,935	100%	10,199	100%

Schedule of net expenses relating to benefit plans

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Related to active employees (cost of sales and expenses)	(26)	(3)	(1)	(400)	(430)
Related to retirees (other income and expenses)	(342)	(155)	(6)	(814)	(1,317)
Net expenses for 2025	(368)	(158)	(7)	(1,214)	(1,747)
Net expenses for 2024	(399)	(153)	(13)	(2,369)	(2,934)
Net expenses for 2023	(490)	(169)	(30)	(853)	(1,542)
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of expected future cash flows

	2025					2024
	Pension Plan			Health Care Plan	Total	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Up to 1 Year	1,069	367	85	562	2,083	1,676
1 to 5 Years	4,486	1,431	341	2,959	9,217	7,236
6 to 10 Years	2,963	901	232	2,704	6,800	5,185
11 To 15 Years	1,883	535	154	2,012	4,584	3,470
Over 15 Years	1,332	539	316	3,424	5,611	4,030
Total	11,733	3,773	1,128	11,661	28,295	21,597
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of defined benefit obligation

	PPSP-R	PPSP-R Pré-70	PPSP-NR	PPSP-NR Pré-70
Number of years during which benefits must be paid to participants of defined benefit plans	9.66	6.42	9.44	6.33

Schedule of actuarial assumptions

2025
					Pension Plans	Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation) (1)	11.53%	11.54%	11.72%	11.73%	11.47%	11.44%
Real discount rate	7.25%	7.26%	7.43%	7.44%	7.19%	7.16%
Nominal expected salary growth (including inflation) (2)	2026: 5.43% 2027 onwards: 4.56%	2026: 5.28% 2027 onwards: 4.42%	n/a	6.15%	2026: 7.58% 2027 onwards: 6.70%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	16.06% a 3.25% p.a.
Mortality table	Petros Experience 2016	Petros Experiences 2025	Petros Experiences 2020	Petros Experiences 2023	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Petros 2016
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022, 40% smoothed	Disability Experience PP-2 2022, 40% smoothed
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	MI-85, male, 10% smoothed	AT-49 male
Age of retirement	Male, 56.40 years Female, 55.48 years	Male, 57.65 years Female, 55.79 years	n/a	n/a	1st eligibility according to RGPS Male, 65 years / Female, 60 years	Male, 56.91 years Female, 55.81 years

(1) Inflation rate forecast of: 3.99% for 2026, converging to 3.25% from 2030 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

2024
					Pension Plans	Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation) (1)	12.95%	12.95%	13.07%	13.07%	12.95%	12.93%
Real discount rate	7.48%	7.48%	7.59%	7.59%	7.48%	7.46%
Nominal expected salary growth (including inflation) (2)	6.16%	6.15%	n/a	6.15%	8.72%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	13.69% a 3.25% p.a.
Mortality table	Petros Experience 2016	Petros Experiences 2025	Petros Experiences 2020	Petros Experiences 2023	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Petros 2016
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Disability Experience PP-2 2022
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	MI-85, male, 10% smoothed	AT-49 male
Age of retirement	Male, 56.36 years Female, 55.42 years	Male, 57.71 years Female, 55.88 years	Male, 56.36 years Female, 55.42 years	Male, 57.71 years Female, 55.88 years	1st eligibility according to RGPS Male, 65 years / Female, 60 years	Male, 56.86 years Female, 55.75 years

(1) Inflation rate forecast of: 5.09% for 2025, converging to 3.25% from 2029 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

Schedule of change in the discount rate

			Discount Rate		Expected changes in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,169)	1,438	(1,141)	1,377	1,614	(1,278)
Current Service cost and interest cost	13	(7)	(68)	81	244	(191)